NOTES PAYABLE (Details 3)	Jun. 30, 2019 $ / shares	Dec. 31, 2018 $ / shares
Stock price	$ 10.30	$ 9.10
Term [Member]
Term	3 years 6 months	4 years
Risk-free Interest Rate [Member]
Warrants and rights outstanding, measurement input	1.72	2.48
Expected Volatility [Member]
Warrants and rights outstanding, measurement input	65.00	70.00
Warrant [Member] | Convertible Notes Payable [Member]
Stock price		$ 11.10
Warrant [Member] | Convertible Notes Payable [Member] | Exercise Price [Member]
Warrants and rights outstanding, measurement input		11.30
Warrant [Member] | Convertible Notes Payable [Member] | Term [Member]
Term		5 years
Warrant [Member] | Convertible Notes Payable [Member] | Risk-free Interest Rate [Member]
Warrants and rights outstanding, measurement input		3.05
Warrant [Member] | Convertible Notes Payable [Member] | Expected Volatility [Member]
Warrants and rights outstanding, measurement input		70.0